INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,321	$ 2,449
Trade receivables	9,701	8,684
Advances to suppliers	1,492	1,631
Other accounts receivable	3,400	3,323
Inventories	14,484	16,585
Total current assets	30,398	32,672
NON-CURRENT ASSETS:
Property, plant and equipment, net	5,235	5,221
Investments in affiliates	2,244	2,410
Right-of-use assets, net	1,457	1,929
Deferred tax assets, net	749	763
Intangible assets, net	6,572	7,910
Goodwill	9,095	9,771
Total non-current assets	25,352	28,004
Total assets	55,750	60,676
CURRENT LIABILITIES:
Trade payables	9,381	15,312
Bank loans and credit facilities	11,477	9,246
Other accounts payable and accrued expenses	4,786	6,013
Accrued purchase consideration liabilities	1,865	2,434
Current maturities of operating lease liabilities	596	814
Total current liabilities	28,105	33,819
NON-CURRENT LIABILITIES:
Warrants measured at fair value	3,689	8
Operating lease liabilities	830	1,075
Long-term loans	379	399
Employee benefit liabilities, net	128	246
Deferred tax liability, net	1,081	1,332
Total non-current liabilities	6,107	3,060
Total liabilities	34,212	36,879
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	248,798	245,776
Translation reserve	1,097	1,283
Reserve from share-based payment transactions	14,617	15,167
Accumulated deficit	(243,597)	(239,574)
Total equity attributable to equity holders of the Company	20,915	22,652
Non-controlling interests	623	1,145
Total equity	21,538	23,797
Total liabilities and equity	$ 55,750	$ 60,676